Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Impairment (Note 2(q))		$ (9,834,000)
Goodwill balance at the end	$ 0
Continuing and discontinued operations
Goodwill
Goodwill balance at the beginning	81,674,000
Impairment (Note 2(q))	(80,137,000)
Exchange differences	(1,537,000)
Goodwill balance at the end		81,674,000
Marketing Solutions
Goodwill
Goodwill balance at the beginning	4,528,000
Impairment (Note 2(q))	(4,528,000)
Goodwill balance at the end		4,528,000
Marketing Solutions | Discontinued operations
Goodwill
Goodwill balance at the beginning	48,496,000
Impairment (Note 2(q))	(48,496,000)
Goodwill balance at the end		48,496,000
Enterprise Solutions
Goodwill
Goodwill balance at the beginning	5,306,000
Impairment (Note 2(q))	(5,306,000)
Goodwill balance at the end		5,306,000
Enterprise Solutions | Discontinued operations
Goodwill
Goodwill balance at the beginning	23,344,000
Impairment (Note 2(q))	(21,807,000)
Exchange differences	$ (1,537,000)
Goodwill balance at the end		$ 23,344,000